Expenses by Nature - Amortization and Depreciation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amortization and depreciation
Amortization and depreciation, cost of sales	€ 135,186	€ 126,998	€ 110,898
Amortization and depreciation, research and development	14,721	13,050	13,654
Amortization and depreciation, selling, general & administration expenses	65,583	61,821	65,203
Total amortization and depreciation	€ 215,490	€ 201,869	€ 189,755